UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     July 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,180,257 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    59618   483164 SH       SOLE                   483164        0        0
CIGNA CORP                     COM              125509109    86706  1685900 SH       SOLE                  1685900        0        0
DRESSER-RAND GROUP INC         COM              261608103    47606   885700 SH       SOLE                   885700        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    15217   362400 SH       SOLE                   362400        0        0
FISERV INC                     COM              337738108    78068  1246500 SH       SOLE                  1246500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   188287  3263200 SH       SOLE                  3263200        0        0
HESS CORP                      COM              42809H107    99057  1325000 SH       SOLE                  1325000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106    37785  1094900 SH       SOLE                  1094900        0        0
KBR INC                        COM              48242W106   127155  3373719 SH       SOLE                  3373719        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    52401  1903400 SH       SOLE                  1903400        0        0
NALCO HOLDING COMPANY          COM              62985Q101    67904  2441700 SH       SOLE                  2441700        0        0
OCEANEERING INTL INC           COM              675232102    89981  2221200 SH       SOLE                  2221200        0        0
PALL CORP                      COM              696429307    76442  1359700 SH       SOLE                  1359700        0        0
RAYTHEON CO                    COM NEW          755111507    27786   557500 SH       SOLE                   557500        0        0
SCHLUMBERGER LTD               COM              806857108    34833   403154 SH       SOLE                   403154        0        0
SEACOR HOLDINGS INC            COM              811904101    13058   130800 SH       SOLE                   130800        0        0
STRYKER CORP                   COM              863667101    36346   619500 SH       SOLE                   619500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    26993   726600 SH       SOLE                   726600        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    15014   298200 SH       SOLE                   298200        0        0